Collaborative Agreements (Details Narrative) - USD ($)		12 Months Ended
	Feb. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Number of stock options vested		1,104,044	584,895
Research and development expense		$ 699,797	$ 807,947
Research Agreements [Member]
Research and development expense		$ 0	$ 63,905
Stock Options [Member]
Number of stock options vested	59,900
University of Toronto [Member]
Share-based compensation stock options, grants				25,000
Share-based compensation weighted average exercise price				$ 1.00
Share-based payment award, expiration period				10 years
Options expiration date, description				Exercisable over a ten year period which ends on April 1, 2022.
Dr. David Lovejoy [Member] | Stock Options [Member]
Share-based compensation stock options, grants		553,299
Share-based compensation weighted average exercise price		$ 1.00
Options expiration date, description		These have an exercise price of $1.00, $1.25 or 1.75 and are exercisable over ten or thirteen year periods which end either on March 30, 2021, December 1, 2022, April 15, 2026, March 1, 2027, October 16, 2027 or on February 13, 2030.
Number of stock options vested		527,570
Dr. David Lovejoy [Member] | Stock Options [Member] | Minimum [Member]
Share-based compensation weighted average exercise price		$ 1.25
Share-based payment award, expiration period		10 years
Dr. David Lovejoy [Member] | Stock Options [Member] | Maximum [Member]
Share-based compensation weighted average exercise price		$ 1.75
Share-based payment award, expiration period		13 years